PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment at fair value
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total(2)
Property, plant and equipment, at fair value
As at December 31, 2020		$22,663	$6,220	$6,614	$148	$35,645
Additions		573	—	73	9	655
Transfer from construction work-in-progress		94	164	210	1	469
Acquisitions through business combinations	3	—	—	—	—	—
Disposals(2)	3	—	(757)	—	—	(757)
Items recognized through OCI:
Change in fair value		3,795	(153)	90	73	3,805
Foreign exchange	10	(1,176)	(96)	(218)	(9)	(1,499)
Items recognized through net income:
Change in fair value		(16)	(26)	1	(23)	(64)
Depreciation		(437)	(354)	(313)	(11)	(1,115)
As at December 31, 2021		25,496	4,998	6,457	188	37,139
Additions, net(3)		9	(137)	(78)	(7)	(213)
Transfer from construction work-in-progress		161	86	744	7	998
Transfer to assets held for sale		(677)	—	—	—	(677)
Disposals(2)	4	(97)	—	—	—	(97)
Items recognized through OCI:
Change in fair value		2,017	292	(132)	77	2,254
Foreign exchange	10	(1,267)	(73)	(160)	6	(1,494)
Items recognized through net income:
Change in fair value		(2)	16	(7)	(2)	5
Depreciation		(501)	(307)	(343)	(28)	(1,179)
As at December 31, 2022		$25,139	$4,875	$6,481	$241	$36,736
Construction work-in-progress, at fair value
As at December 31, 2020		$183	$96	$172	$1	$452
Additions		145	174	356	6	681
Transfer to property, plant and equipment		(94)	(164)	(210)	(1)	(469)
Acquisitions through business combinations	3	—	—	—	—	—
Disposals	3	—	(4)	—	—	(4)
Items recognized through OCI:
Change in fair value		—	17	127	—	144
Foreign exchange	10	(10)	(5)	(12)	(1)	(28)
As at December 31, 2021		224	114	433	5	776
Additions		150	237	592	5	984
Transfer to property, plant and equipment		(161)	(86)	(744)	(7)	(998)
Transfer to assets held for sale		(8)	—	—	—	(8)
Acquisitions through business combinations	4	—	—	—	—	—
Items recognized through OCI:
Change in fair value		—	250	84	—	334
Foreign exchange	10	7	(18)	15	—	4
As at December 31, 2022		$212	$497	$380	$3	$1,092
Total property, plant and equipment, at fair value
As at December 31, 2021(4)		$25,720	$5,112	$6,890	$193	$37,915
As at December 31, 2022(4)		$25,351	$5,372	$6,861	$244	$37,828
(1)Includes biomass and cogeneration
(2)Includes disposal of significant assets only
(3)Includes fair value changes to decommissioning assets of $178 million
(4)Includes right-of-use assets not subject to revaluation of $48 million (2021: $52 million) in hydroelectric, $127 million (2021: $130 million) in wind, $151 million (2021: $157 million) in utility-scale solar and nil (2021: $2 million) in other.

Summary of discount rates, terminal capitalization rates and exit dates used in the valuation methodology
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2022	2021	2022	2021	2022	2021	2022	2021
Discount rate(1)
Contracted	4.8% - 5.4%	3.8% - 4.3%	8.5%	7.9%	8.2%	7.2%	4.4%	3.9%
Uncontracted	5.8% - 6.7%	4.8% - 5.6%	9.7%	9.2%	9.5%	8.5%	4.4%	3.9%
Terminal capitalization rate(2)	4.9%	5.1%	7.7%	8.0%	N/A	N/A	N/A	N/A
Terminal year(3)	2044	2042	2042	2041	2052	2050	2036	2036
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States and Colombia.
(3)For hydroelectric assets, terminal year refers to the valuation date of the terminal value.

Summary in impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2022
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,110)	$(310)	$(100)	$(50)	$(1,570)
25 bps decrease in discount rates	1,170	260	110	50	1,590
5% increase in future energy prices	1,010	440	110	—	1,560
5% decrease in future energy prices	(1,000)	(440)	(110)	—	(1,550)
25 bps increase in terminal capitalization rate	(360)	(70)	—	—	(430)
25 bps decrease in terminal capitalization rate	390	80	—	—	470

	2021
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,050)	$(240)	$(90)	$(60)	$(1,440)
25 bps decrease in discount rates	1,160	330	90	60	1,640
5% increase in future energy prices	900	410	70	—	1,380
5% decrease in future energy prices	(900)	(410)	(70)	—	(1,380)
25 bps increase in terminal capitalization rate	(280)	(70)	—	—	(350)
25 bps decrease in terminal capitalization rate	310	70	—	—	380

Summary of the percentage of total generation contracted under power purchase agreements
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2022:

	North America	Colombia	Brazil	Europe
1 - 5 years	71%	52%	82%	100%
6 - 10 years	60%	12%	62%	81%
11 - 20 years	27%	2%	47%	65%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$92	COP	293,000	R$	320	€72
11 - 20 years	95		352,000	385		66
(1)Assumes nominal prices based on weighted-average generation.
The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$99	COP	376,000	R$	290	€62
11 - 20 years	126		554,000	390		74
(1)Assumes nominal prices based on weighted-average generation.

Summary of revalued property, plant and equipment
Had the company’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2022	2021
Hydroelectric	$8,478	$9,758
Wind	3,980	4,225
Solar	5,514	5,396
Other(1)	147	155
	$18,119	$19,534
(1)Includes biomass and cogeneration.